General and administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
General and administrative expenses
Salaries and benefits	$ 1,092	$ 1,163	$ 2,335	$ 2,239	$ 4,115	$ 4,425
Professional fees and contractors	1,048	106	1,619	410	740	(186)
Transaction related costs	632		1,303		1,105
Office, insurance, and travel	455	236	1,044	453	1,119	1,105
Software and information technology	221	160	419	291	662	718
Share-based compensation	2,914	74	5,120	486	5,631	2,545
Total	$ 6,362	$ 1,739	$ 11,840	$ 3,879	$ 13,372	$ 8,607